Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation
2. Basis of preparation (continued)
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments which have been measured at fair value. These consolidated financial statements are presented in United States dollars and all values are rounded to the nearest thousand, except where otherwise noted.

The Company’s significant accounting policies are presented in note 3 and have been applied consistently in each of the periods presented. The critical judgements in applying accounting policies and sources of estimation are presented in note 5.